Highland Funds I
4400 Computer Drive
Westborough, MA 01581-1722

November 18, 2011	Ethan Powell
972-419-2575
epowell@hcmlp.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Highland Funds I (File Nos. 333-132400 and 811-21866)
Ladies and Gentlemen:
     On behalf of Highland Funds I, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the prospectuses filed with the Securities and Exchange Commission on behalf of Highland Funds I pursuant to Rule 497(c) on November 3, 2011 (Accession No. 0000950123-11-094842), which are incorporated by reference into this Rule 497 filing. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the series of Highland Funds I to which the 497(c) relates.
Very truly yours,
/s/ Ethan Powell
Ethan Powell
Enclosures